Stock-Based Compensation (Tables)	12 Months Ended
Jul. 31, 2013
Stock-Based Compensation
Schedule of assumptions used to calculate fair value of share based compensation

	July 31, 2013	July 31, 2012
Expected volatility	80.32% - 97.85%	85.96 - 125.00%
Risk-free interest rate	0.31% - 1.97%	0.35% - 2.08%
Expected forfeiture rate	0.00%	0.00%
Expected dividend yield	—	—
Expected term	3 - 10 years	3 - 10 years

Summary of stock option activity

	Option Shares Outstanding	Weighted-Average Exercise Price	Aggregate Intrinsic Value ($000’s)
Balance at July 31, 2011	—	$—	$—
Granted	3,260,000	0.24	—
Exercised	—	—	—
Forfeited / Cancelled	(85,000)	0.40	—
Balance at July 31, 2012	3,175,000	0.24	24
Granted	3,015,000	0.22	232
Exercised	(766,500)	0.18	52
Forfeited / Cancelled	(273,500)	0.33	9
Balance at July 31, 2013	5,150,000	$0.23	$372

Schedule of stock options activity by range of exercise prices

Range of Exercise Prices	Number of Shares Outstanding	Weighted Average Contractual Life (in years)	Weighted Average Exercise Price	Number Of Shares Exercisable	Weighted Average Remaining Contractual Life (in years)	Weighted Average Exercise Price
$0.18 - 0.42	5,150,000	6.08	$0.25	3,387,700	5.58	$0.23